SCHEDULE OF COMPONENTS OF LEASE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use assets	¥ 4,313	¥ 2,339	¥ 2,753
Interest on finance lease liabilities	175	97	99
Total finance lease costs	4,488	2,436	2,852
Operating lease costs	569,778	496,559	429,162
Short-term lease costs	1,532	6,643	2,771
Total lease costs	¥ 575,798	¥ 505,638	¥ 434,785